Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 3,319	$ 2,793
Provision for credit losses
Originations	159	236
Maturities	(238)	(286)
Changes in risk, parameters and exposures	596	514
Write-offs	(187)	(91)
Recoveries	20	12
Exchange rate and other	(131)	32
Balance at end of period	3,538	3,210
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	896	787
Provision for credit losses
Transfers to Stage 1	69	55
Transfers to Stage 2	(22)	(21)
Transfers to Stage 3	(2)	(2)
Originations	159	236
Maturities	(121)	(186)
Changes in risk, parameters and exposures	(78)	(48)
Exchange rate and other	(11)	14
Balance at end of period	890	835
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,123	1,038
Provision for credit losses
Transfers to Stage 1	(69)	(55)
Transfers to Stage 2	22	30
Transfers to Stage 3	(80)	(135)
Maturities	(117)	(100)
Changes in risk, parameters and exposures	252	190
Exchange rate and other	(16)	24
Balance at end of period	1,115	992
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,300	968
Provision for credit losses
Transfers to Stage 2		(9)
Transfers to Stage 3	82	137
Changes in risk, parameters and exposures	422	372
Write-offs	(187)	(91)
Recoveries	20	12
Exchange rate and other	(104)	(6)
Balance at end of period	$ 1,533	$ 1,383